Background (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 30, 2011 facilities	Sep. 30, 2011 facilities
Ralcorp ownership percentage	100.00%	100.00%
Number of operating facilities	4	4
Employees involved in Post cereals	1,300	1,300
Goodwill, Impairment Loss	$ 427.8	$ 427.8
Understatement of impairment charge from exclusion of deferred tax items		63.0
Previously Reported
Goodwill, Impairment Loss		$ 364.8